Restructuring and Integration Costs - Summary of Cost of Initiatives in Profit from Operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses by nature [abstract]
Employee benefit costs	£ (26)	£ 315	£ 160
Depreciation, amortisation and impairment costs	(39)	(220)	11
Other operating income		(1)
Other operating expenses	(15)	237	1
Business combination integration cost	£ (2)	£ 771	£ 150